Pay vs Performance Disclosure - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 27, 2022	Apr. 19, 2021	Dec. 31, 2022	Aug. 14, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Summary Compensation Table Total for PEO # 2 ($)(2)	Compensation Actually Paid to PEO #2 ($)(2)	Summary Compensation Table Total for PEO #3 ($)(3)	Compensation Actually Paid to PEO #3 ($)(3)	Summary Compensation Table Total for PEO #4 ($)(4)	Compensation Actually Paid to PEO #4 ($)(4)	Summary Compensation Table Total for PEO #5 ($)(5)	Compensation Actually Paid to PEO #5 ($)(5)

2025	9,141,012	11,903,799	4,045,936	(10,930,010)	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO
2024	Not a PEO	Not a PEO	11,338,487	10,319,372	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO
2023	Not a PEO	Not a PEO	11,665,946	16,407,815	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO
2022	Not a PEO	Not a PEO	14,798,522	11,330,664	2,071,184	1,951,681	7,695,856	(3,624,626)	Not a PEO	Not a PEO
2021	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	11,479,855	9,094,405	7,227,002	(3,903,431)

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(6)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(6)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company-selected measure (Adjusted EBITDA) ($ millions)(8)
			Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(7)

2025	3,812,179	1,571,210	22	125	(108)	43
2024	2,812,298	2,208,812	56	118	(79)	40
2023	3,405,652	5,080,784	55	119	(88)	3
2022	2,688,029	1,906,745	32	114	(144)	(48)
2021	4,041,472	2,553,526	117	126	(8)	(4)

Company Selected Measure Name								adjusted EBITDA
Named Executive Officers, Footnote								Reflects compensation for our Chief Executive Officer, Tony Zook, who has served as our Principal Executive Officer (“PEO”) since April 1, 2025.Reflects compensation for our Former Chief Executive Officer, Christopher Smith, who served as our PEO from August 15, 2022 through April 1, 2025..Reflects compensation for our Former Chief Executive Officer, Mark Mallon, who served as our PEO from April 19, 2021 through March 27, 2022. Reflects compensation for our Former Chair of the Board and Chief Executive Officer, Douglas VanOort, who served as our PEO from January 1, 2021 through April 19, 2021.Reflects compensation for Kathryn McKenzie, George Cardoza, Halley Gilbert, Clive Morris in 2021, Jeffrey Sherman, William Bonello, Warren Stone, Vishal Sikri, Dr. Shashikant Kulkarni in 2022, Jeffrey Sherman, Warren Stone, Vishal Sikri, Melody Harris in 2023, Jeffrey Sherman, Warren Stone, Melody Harris, Alicia Olivo, and Vishal Sikri in 2024, and Jeffrey Sherman, Warren Stone, Melody Harris, Alicia Olivo, and Gary Passman in 2025.
Peer Group Issuers, Footnote								Peer Group used for Total Stockholder Return comparisons reflects the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions to Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Tony Zook
2025	9,141,012	(7,998,232)	10,761,019	11,903,799
Former Chief Executive Officer serving as PEO - Christopher Smith
2025	4,045,936	(3,350,004)	(11,625,942)	(10,930,010)
Average for other Named Executive Officers indicated above
2025	3,812,179	(2,815,735)	574,766	1,571,210
Detailed Equity Additions to Summary Compensation Table

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award ($)	Total Equity Adjustments Reflect in Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Tony Zook
2025	10,934,895	—	—	(173,876)	—	—	10,761,019
Former Chief Executive Officer serving as PEO - Christopher Smith
2025	—	2,519,139	(6,046,918)	(3,723,514)	(4,374,649)	—	(11,625,942)
Average for other Named Executive Officers indicated above
2025	2,413,688	209,611	(953,267)	(509,104)	(586,162)	—	574,766

Non-PEO NEO Average Total Compensation Amount								$ 3,812,179	$ 2,812,298	$ 3,405,652	$ 2,688,029	$ 4,041,472
Non-PEO NEO Average Compensation Actually Paid Amount								$ 1,571,210	2,208,812	5,080,784	1,906,745	2,553,526
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions to Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Tony Zook
2025	9,141,012	(7,998,232)	10,761,019	11,903,799
Former Chief Executive Officer serving as PEO - Christopher Smith
2025	4,045,936	(3,350,004)	(11,625,942)	(10,930,010)
Average for other Named Executive Officers indicated above
2025	3,812,179	(2,815,735)	574,766	1,571,210
Detailed Equity Additions to Summary Compensation Table

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding ($)	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY ($)	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding ($)	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY ($)	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions ($)	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award ($)	Total Equity Adjustments Reflect in Compensation Actually Paid ($)

Chief Executive Officer serving as PEO - Tony Zook
2025	10,934,895	—	—	(173,876)	—	—	10,761,019
Former Chief Executive Officer serving as PEO - Christopher Smith
2025	—	2,519,139	(6,046,918)	(3,723,514)	(4,374,649)	—	(11,625,942)
Average for other Named Executive Officers indicated above
2025	2,413,688	209,611	(953,267)	(509,104)	(586,162)	—	574,766

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
Revenue

Total Shareholder Return Amount								$ 22	56	55	32	117
Peer Group Total Shareholder Return Amount								125	118	119	114	126
Net Income (Loss)								$ (108,000,000)	$ (79,000,000)	$ (88,000,000)	$ (144,000,000)	$ (8,000,000)
Company Selected Measure Amount								43,000,000	40,000,000	3,000,000	(48,000,000)	(4,000,000)
PEO Name	Christopher Smith	Mark Mallon	Douglas VanOort	Christopher Smith	Lynn Tetrault	Mark Mallon	Tony Zook		Christopher Smith	Christopher Smith
Additional 402(v) Disclosure
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock awards are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black-Scholes option valuation model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes. See footnotes to Summary Compensation Table above for additional information on valuation methods.
The two measures listed above are the only financial measures used in incentive plans linking performance to compensation actually paid for our Named Executive Officers
								While NeoGenomics utilizes several performance measures to align executive compensation with our performance, all of those NeoGenomics measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Further details on these performance measures and how they feature in our compensation plans can be found in our Compensation Discussion & Analysis beginning on page 32.
Measure:: 1
Pay vs Performance Disclosure
Name								Adjusted EBITDA
Non-GAAP Measure Description								We determined adjusted EBITDA, a non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-PEO Named Executive Officers in the year 2025.
Measure:: 2
Pay vs Performance Disclosure
Name								Revenue
Tony Zook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								$ 9,141,012
PEO Actually Paid Compensation Amount								11,903,799
Christopher Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								4,045,936	$ 11,338,487	$ 11,665,946	$ 14,798,522
PEO Actually Paid Compensation Amount								(10,930,010)	$ 10,319,372	$ 16,407,815	11,330,664
Lynn Tetrault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											2,071,184
PEO Actually Paid Compensation Amount											1,951,681
Mark Mallon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											7,695,856	$ 11,479,855
PEO Actually Paid Compensation Amount											$ (3,624,626)	9,094,405
Douglas VanOort [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount												7,227,002
PEO Actually Paid Compensation Amount												$ (3,903,431)
PEO | Tony Zook [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(7,998,232)
PEO | Tony Zook [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								10,761,019
PEO | Tony Zook [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								10,934,895
PEO | Tony Zook [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Tony Zook [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Tony Zook [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(173,876)
PEO | Tony Zook [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Tony Zook [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Christopher Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(3,350,004)
PEO | Christopher Smith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(11,625,942)
PEO | Christopher Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
PEO | Christopher Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(6,046,918)
PEO | Christopher Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								2,519,139
PEO | Christopher Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(3,723,514)
PEO | Christopher Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(4,374,649)
PEO | Christopher Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(2,815,735)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								574,766
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								2,413,688
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(953,267)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								209,611
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(509,104)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(586,162)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 0